Net investment (expense) income (Table)	12 Months Ended
Dec. 31, 2020
6. Net investment (expense)/income
Net investment (expense)/income
	2020	2019	2018
	£m	£m	£m
Net (losses)/gains from financial assets mandatorily at fair value	(39)	218	172
Net gains from disposal of debt instruments at fair value through other comprehensive income	251	454	131
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost[a]	(128)	(38)	(20)
Dividend income	-	-	55
Net (losses)/gains on other investments[b]	(205)	(214)	56
Net investment (expense)/income	(121)	420	394

Notes

a Included within the 2020 balance are losses of £115m relating to the partial redemption of contingent capital notes.

b Barclays has amended the presentation of the premium paid for purchased financial guarantees which are embedded in notes it issues directly to the market. From 2020 onwards, the full note coupon is presented as interest expense within net interest income. The financial guarantee element of the coupon had previously been recognised in net investment income. The reclassification into interest expense is £99m for 2020 (2019: £25m, 2018: £1m). The comparatives have not been restated.